Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Value

	MUTUAL FUNDS - 7.9%
57,211	AllianzGI Structured Return Fund - Institutional Class	$ 597,851
19,709	JPMorgan Hedged Equity Fund - Institutional Class	397,540
	TOTAL MUTUAL FUNDS (Cost - $1,311,217)	995,391

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 70.8%
22,179	iShares Short-Term Corporate Bond ETF	1,161,292
62,009	SPDR Doubleline Total Return Tactical ETF	2,973,952
27,890	Vanguard Intermediate -Term Bond ETF	2,491,414
27,728	Vanguard Short-Term Bond ETF	2,278,687
		8,905,345
	EQUITY FUNDS - 17.4%
13,009	Schwab U.S. Large-Cap Growth ETF	1,036,167
16,406	Schwab U.S. Large-Cap Value ETF	726,294
1,811	Vanguard Mid-Cap Growth ETF	229,435
2,357	Vanguard Mid-Cap Value ETF	191,600
		2,183,496
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,127,261)	11,088,841

	SHORT-TERM INVESTMENT - 3.9%
	MONEY MARKET FUND
494,728	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.34% +	494,728
	(Cost - $494,728)

	TOTAL INVESTMENTS - 100.0% (Cost - $12,933,206)	$ 12,578,960
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(3,810)
	TOTAL NET ASSETS - 100.0%	$ 12,575,150

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2020.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Value

	MUTUAL FUNDS - 8.6%
170,660	AllianzGI Structured Return Fund - Institutional Class	$ 1,783,402
91,133	JPMorgan Hedged Equity Fund - Institutional Class	1,838,159
	TOTAL MUTUAL FUNDS (Cost - $4,564,493)	3,621,561

	EXCHANGE TRADED FUNDS - 87.4%
	DEBT FUNDS - 54.5%
25,674	iShares Short-Term Corporate Bond ETF	1,344,291
158,987	SPDR Doubleline Total Return Tactical ETF	7,625,016
58,995	Vanguard Intermediate-Term Bond ETF	5,270,023
107,546	Vanguard Short-Term Bond ETF	8,838,130
		23,077,460
	EQUITY FUNDS - 32.9%
17,589	iShares Core MSCI Emerging Markets ETF	711,827
78,755	Schwab U.S. Large-Cap Growth ETF	6,272,836
98,025	Schwab U.S. Large-Cap Value ETF	4,339,567
12,638	Vanguard Mid-Cap Growth ETF	1,601,108
12,375	Vanguard Mid-Cap Value ETF	1,005,964
		13,931,302
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $37,539,691)	37,008,762

	SHORT-TERM INVESTMENT - 4.1%
	MONEY MARKET FUND
1,748,900	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.34% +	1,748,900
	(Cost - $1,748,900)

	TOTAL INVESTMENTS - 100.1% (Cost - $43,853,084)	$ 42,379,223
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(43,974)
	TOTAL NET ASSETS - 100.0%	$ 42,335,249

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2020.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Value

	MUTUAL FUNDS - 9.9%
244,037	AllianzGI Structured Return Fund - Institutional Class	$ 2,550,184
458,941	JPMorgan Hedged Equity Fund - Institutional Class	9,256,849
	TOTAL MUTUAL FUNDS (Cost - $12,846,948)	11,807,033

	EXCHANGE TRADED FUNDS - 85.0%
	DEBT FUNDS - 36.9%
214,597	SPDR Doubleline Total Return Tactical ETF	10,292,072
108,146	Vanguard Intermediate-Term Bond ETF	9,660,682
292,086	Vanguard Short-Term Bond ETF	24,003,628
		43,956,382
	EQUITY FUNDS - 48.1%
50,017	iShares Core MSCI Emerging Markets ETF	2,024,188
325,832	Schwab U.S. Large-Cap Growth ETF	25,952,519
398,406	Schwab U.S. Large-Cap Value ETF	17,637,434
59,236	Vanguard Mid-Cap Growth ETF	4,815,294
54,726	Vanguard Mid-Cap Value ETF	6,933,237
		57,362,672
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $104,110,032)	101,319,054

	SHORT-TERM INVESTMENT - 5.2%
	MONEY MARKET FUND
6,201,681	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.34% +	6,201,681
	(Cost - $6,201,681)

	TOTAL INVESTMENTS - 100.1% (Cost - $123,158,661)	$ 119,327,768
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(158,041)
	TOTAL NET ASSETS - 100.0%	$ 119,169,727

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2020.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Value

	MUTUAL FUNDS - 10.1%
132,020	AllianzGI Structured Return Fund - Institutional Class	$ 1,379,607
247,740	JPMorgan Hedged Equity Fund - Institutional Class	4,996,917
	TOTAL MUTUAL FUNDS - (Cost - $6,990,296)	6,376,524

	EXCHANGE TRADED FUNDS - 85.2%
	DEBT FUNDS - 21.6%
72,585	SPDR Doubleline Total Return Tactical ETF	3,481,177
16,654	Vanguard Intermediate-Term Bond ETF	1,487,702
105,349	Vanguard Short-Term Bond ETF	8,657,581
		13,626,460
	EQUITY FUNDS - 63.6%
40,565	iShares Cores MSCI Emerging Markets ETF	1,641,666
201,439	Schwab U.S. Large-Cap Growth ETF	16,044,616
253,004	Schwab U.S. Large-Cap Value ETF	11,200,487
49,402	Schwab US Small-Cap ETF	2,545,191
44,251	Vanguard Mid-Cap Growth ETF	5,606,159
38,352	Vanguard Mid-Cap Value ETF	3,117,634
		40,155,753
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $57,869,454)	53,782,213

	SHORT-TERM INVESTMENT - 4.8%
	MONEY MARKET FUND
3,013,486	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.34% +	3,013,486
	(Cost - $3,013,486)

	TOTAL INVESTMENTS - 100.1% (Cost - $67,873,236)	$ 63,172,223
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(68,114)
	TOTAL NET ASSETS - 100.0%	$ 63,104,109

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2020.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Value

	MUTUAL FUNDS - 10.2%
28,610	AllianzGI Structured Return Fund - Institutional Class	$ 298,979
92,481	JPMorgan Hedged Equity Fund - Institutional Class	1,865,343
	TOTAL MUTUAL FUNDS - (Cost - $2,296,879)	2,164,322

	EXCHANGE TRADED FUNDS - 81.4%
	DEBT FUNDS - 7.7%
19,915	Vanguard Short-Term Bond ETF	1,636,615

	EQUITY FUNDS - 73.7%
17,594	iShares Core MSCI Emerging Markets ETF	712,029
8,111	JPMorgan Diversified Return International Equity ETF	350,720
75,553	Schwab U.S. Large-Cap Growth ETF	6,017,796
87,042	Schwab U.S. Large-Cap Value ETF	3,853,349
22,630	Schwab U.S. Small-Cap ETF	1,165,898
17,883	Vanguard Mid-Cap Growth ETF	2,265,597
16,779	Vanguard Mid-Cap Value ETF	1,363,965
		15,729,354
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $19,306,610)	17,365,969

	SHORT-TERM INVESTMENT - 8.5%
	MONEY MARKET FUND
1,822,056	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.34% +	1,822,056
	(Cost - $1,822,056)

	TOTAL INVESTMENTS - 100.1% (Cost - $23,425,545)	$ 21,352,347
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(17,056)
	TOTAL NET ASSETS - 100.0%	$ 21,335,291

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2020.

Ladenburg Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term investments that mature in 60 days or less may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto;

(v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for each Fund’s investments measured at fair value:

Ladenburg Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 995,391	$ -	$ -	$ 995,391
Exchange Traded Fund	11,088,841	-	-	11,088,841
Short-Term Investment	494,728	-	-	494,728
Total	$ 12,578,960	$ -	$ -	$ 12,578,960

Ladenburg Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 3,621,561	$ -	$ -	$ 3,621,561
Exchange Traded Funds	37,008,762	-	-	37,008,762
Short-Term Investment	1,748,900	-	-	1,748,900
Total	$ 42,379,223	$ -	$ -	$ 42,379,223

Ladenburg Growth & Income
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 11,807,033	$ -	$ -	$ 11,807,033
Exchange Traded Fund	101,319,054	-	-	101,319,054
Short-Term Investment	6,201,681	-	-	6,201,681
Total	$ 119,327,768	$ -	$ -	$ 119,327,768

Ladenburg Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 6,376,524	$ -	$ -	$ 6,376,524
Exchange Traded Fund	53,782,213	-	-	53,782,213
Short-Term Investment	3,013,486	-	-	3,013,486
Total	$ 63,172,223	$ -	$ -	$ 63,172,223

Ladenburg Aggressive Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,164,322	$ -	$ -	$ 2,164,322
Exchange Traded Fund	17,365,969	-	-	17,365,969
Short-Term Investment	1,822,056	-	-	1,822,056
Total	$ 21,352,347	$ -	$ -	$ 21,352,347

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period. The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Aggregate cost for federal tax purposes along with gross unrealized appreciation and depreciation is as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Ladenburg Income Fund	$ 12,962,064	$ 253,974	$ (637,078)	$ (383,104)
Ladenburg Income & Growth Fund	43,876,604	1,065,884	(2,563,265)	(1,497,381)
Ladenburg Growth & Income Fund	123,232,488	4,150,149	(8,054,869)	(3,904,720)
Ladenburg Growth Fund	67,905,631	1,689,569	(6,422,977)	(4,733,408)
Ladenburg Aggressive Growth Fund	23,450,247	467,504	(2,565,404)	(2,097,900)